Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	Federated Total Return Series Inc
Central Index Key	0000912763
Amendment Flag	false
Document Creation Date	Jun 24, 2013
Document Effective Date	Jun 24, 2013
Prospectus Date	Nov 30, 2012

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agreed to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 13.

Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.30%	None	0.25%
Other Expenses	0.40%	0.15%[2]	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.11%	0.56%	1.05%
Fee Waivers and/or Expense Reimbursements[1,3]	0.20%	0.20%	0.24%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.91%	0.36%	0.81%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's IS class, the Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The IS class of the Fund may incur or charge a shareholder services fee of up to a maximum amount of 0.25%. No such fee is currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such a shareholder services fee until such time as approved by the Fund's Board of Directors ("Directors").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A , IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$311	$546	$799	$1,525
IS	$57	$179	$313	$701
SS	$107	$334	$579	$1,283

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Total Return Series Inc
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Supplement [Text Block]	ftrsi_SupplementTextBlock	Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agreed to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 13.

Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.30%	None	0.25%
Other Expenses	0.40%	0.15%[2]	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.11%	0.56%	1.05%
Fee Waivers and/or Expense Reimbursements[1,3]	0.20%	0.20%	0.24%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.91%	0.36%	0.81%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's IS class, the Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The IS class of the Fund may incur or charge a shareholder services fee of up to a maximum amount of 0.25%. No such fee is currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such a shareholder services fee until such time as approved by the Fund's Board of Directors ("Directors").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A , IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$311	$546	$799	$1,525
IS	$57	$179	$313	$701
SS	$107	$334	$579	$1,283

Federated Ultrashort Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ftrsi_SupplementTextBlock	Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agreed to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 13.

Shareholder Fees (fees paid directly from your investment)	A	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.30%	None	0.25%
Other Expenses	0.40%	0.15%[2]	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.11%	0.56%	1.05%
Fee Waivers and/or Expense Reimbursements[1,3]	0.20%	0.20%	0.24%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.91%	0.36%	0.81%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. In the case of the Fund's IS class, the Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements also have been restated to reflect current fees as described in footnote 2 below.

2The IS class of the Fund may incur or charge a shareholder services fee of up to a maximum amount of 0.25%. No such fee is currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such a shareholder services fee until such time as approved by the Fund's Board of Directors ("Directors").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A , IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$311	$546	$799	$1,525
IS	$57	$179	$313	$701
SS	$107	$334	$579	$1,283

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Total Return Series Inc
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2013